Prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets
The following is a table summarizing our prepaid expenses and other current assets as of June 30, 2025 and December 31, 2024:

	As of
In thousands of U.S. dollars	June 30, 2025	December 31, 2024
Prepaid vessel operating expenses - SSM	$6,235	$5,375
Prepaid expenses - related party port agents	129	385
Prepaid expenses - SCM	25	26
Prepaid expenses - Scorpio MR Pool Limited	9	—
Prepaid expenses - SSH	—	4
Prepaid expenses and other current assets - related parties	6,398	5,790

Prepaid insurance	1,770	861
Third party - prepaid vessel operating expenses	460	565
Prepaid port agent advances	279	604
Other prepaid expenses	1,376	1,410
	$10,283	$9,230